UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Pemberwick Fund
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the Pemberwick Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://pemberwickfund.com/pdf-documents. You can also request this information by contacting us at 1-888-893-4491.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pemberwick Fund	$19	0.38%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$198,211,936
Number of Holdings	184
Net Advisory Fee Paid	$155,566
Portfolio Turnover Rate	44%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Sectors	(% of Net Assets)
Financials	61.2%
U.S. Treasury Securities	3.9%
Health Care	1.9%
Mortgage and Government Agency Obligations	1.9%
Utilities	1.5%
Industrials	1.3%
Consumer Discretionary	1.0%
Energy	0.9%
Materials	0.5%
Cash & Other	25.9%

Top 10 Issuers	(% of Net Assets)
United States Treasury Bills	13.3%
First American Government Obligations Fund	11.4%
American Express Co.	5.7%
Sumitomo Mitsui Financial Group, Inc.	5.2%
Royal Bank of Canada	4.8%
United States Treasury Note/Bond	3.9%
Bank of New York Mellon Corp.	3.9%
Citibank NA	3.7%
Capital One Financial Corp.	3.5%
New York Life Global Funding	3.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://pemberwickfund.com/pdf-documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-893-4491, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pemberwick Fund	PAGE 1	TSR-SAR-56170L406

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
Pemberwick Fund
Core Financial Statements
September 30, 2025 (Unaudited)

PEMBERWICK FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 68.9%
Communications - 0.3%
Walt Disney Co.
3.70%, 10/15/2025	$250,000	$249,941
1.75%, 01/13/2026	300,000	297,982
		547,923
Consumer Discretionary - 1.0%
American Honda Finance Corp., 5.80%, 10/03/2025	1,000,000	1,000,081
Toyota Motor Credit Corp., 0.80%, 10/16/2025	1,000,000	998,596
		1,998,677
Consumer Staples - 0.1%
Philip Morris International, Inc., 2.75%, 02/25/2026	300,000	298,248
Energy - 0.9%
BP Capital Markets America, Inc., 3.12%, 05/04/2026	300,000	298,559
Enterprise Products Operating LLC, 3.70%, 02/15/2026	600,000	598,746
EOG Resources, Inc., 4.15%, 01/15/2026	600,000	599,590
Pioneer Natural Resources Co., 1.13%, 01/15/2026	200,000	198,192
		1,695,087
Financials - 61.2%(a)
Aflac, Inc., 1.13%, 03/15/2026	300,000	296,025
American Express Co.
5.07% (SOFR + 0.76%), 02/13/2026(f)	4,231,000	4,237,991
5.67% (SOFR + 1.35%), 10/30/2026(f)	4,600,000	4,604,520
4.97% (SOFR + 0.65%), 11/04/2026(f)	2,383,000	2,389,975
AvalonBay Communities, Inc., 3.50%, 11/15/2025	300,000	299,507
Bank of America Corp.
5.30% (SOFR + 0.97%), 07/22/2027(f)	1,200,000	1,204,516
5.61% (SOFR + 1.35%), 09/15/2027(f)	4,879,000	4,922,591
Bank of America NA, 5.32% (SOFR + 1.02%), 08/18/2026(f)	3,400,000	3,419,727
Bank of New York Mellon, 5.04% (SOFR + 0.71%), 04/20/2027(f)	2,000,000	2,004,968
Bank of New York Mellon Corp.
4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027(f)	4,687,000	4,710,382
4.95% (SOFR + 0.68%), 06/09/2028(f)	3,000,000	3,008,412
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	300,000	298,877

	Par	Value
Canadian Imperial Bank of Commerce, 5.48% (SOFR + 1.22%), 10/02/2026(f)	$6,000,000	$6,047,754
Capital One Financial Corp.
7.15% to 10/29/2026 then SOFR + 2.44%, 10/29/2027(f)	2,400,000	2,472,255
1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027(f)	4,648,000	4,529,377
Citibank NA
4.91% (SOFR + 0.59%), 04/30/2026(f)	400,000	400,526
5.02% (SOFR + 0.71%), 08/06/2026(f)	4,000,000	4,011,895
5.01% (SOFR + 0.71%), 11/19/2027(f)	3,000,000	3,004,980
Citigroup, Inc., 5.05% (SOFR + 0.77%), 06/09/2027(f)	3,199,000	3,203,881
Goldman Sachs Bank USA
5.02% (SOFR + 0.77%), 03/18/2027(f)	1,000,000	1,002,393
5.05% (SOFR + 0.75%), 05/21/2027(f)	1,330,000	1,334,836
Goldman Sachs Group, Inc.
5.06% (SOFR + 0.79%), 12/09/2026(f)	2,000,000	2,002,170
5.08% (SOFR + 0.81%), 03/09/2027(f)	3,000,000	3,004,001
5.25% (SOFR + 0.92%), 10/21/2027(f)	400,000	401,401
HSBC Holdings PLC, 5.88% (SOFR + 1.57%), 08/14/2027(f)	975,000	983,516
HSBC USA, Inc., 5.24% (SOFR + 0.96%), 03/04/2027(f)	2,500,000	2,515,165
Loews Corp., 3.75%, 04/01/2026	400,000	399,075
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	300,000	299,344
MetLife, Inc., 3.60%, 11/13/2025	125,000	124,899
Mid-America Apartments LP, 4.00%, 11/15/2025	300,000	299,728
Morgan Stanley
4.35%, 09/08/2026	3,400,000	3,407,996
5.36% (SOFR + 1.02%), 04/13/2028(f)	2,000,000	2,010,750
Morgan Stanley Bank NA
5.49% (SOFR + 1.17%), 10/30/2026(f)	2,500,000	2,524,476
5.02% (SOFR + 0.69%), 10/15/2027(f)	1,000,000	1,002,515
5.42% (SOFR + 1.08%), 01/14/2028(f)	900,000	904,812
New York Life Global Funding
4.76% (SOFR + 0.48%), 06/09/2026(b)(f)	4,000,000	4,007,134
5.45%, 09/18/2026(b)	2,275,000	2,308,017
PNC Bank NA, 4.78% to 01/15/2026 then SOFR + 0.50%, 01/15/2027(f)	1,900,000	1,902,461

The accompanying notes are an integral part of these financial statements.

1

PEMBERWICK FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
FINANCIALS - (Continued)
Prologis LP
3.25%, 06/30/2026	$300,000	$298,234
2.13%, 04/15/2027	300,000	291,836
Prudential Financial, Inc., 1.50%, 03/10/2026	400,000	395,428
Public Storage Operating Co., 0.88%, 02/15/2026	300,000	296,096
Realty Income Corp.
0.75%, 03/15/2026	400,000	393,741
4.13%, 10/15/2026	300,000	300,210
Royal Bank of Canada
4.74% (SOFR + 0.46%), 08/03/2026(f)	2,000,000	2,003,274
4.91% (SOFR + 0.59%), 11/02/2026(f)	2,200,000	2,206,751
5.28% (SOFR + 0.95%), 01/19/2027(f)	3,000,000	3,020,105
5.04% (SOFR + 0.71%), 01/21/2027(f)	1,123,000	1,127,572
5.05% (SOFR + 0.72%), 10/18/2027(f)	1,140,000	1,143,090
Simon Property Group LP, 3.30%, 01/15/2026	900,000	897,448
State Street Bank & Trust Co., 4.75% (SOFR + 0.46%), 11/25/2026(f)	3,161,000	3,165,934
Sumitomo Mitsui Financial Group, Inc.
5.77% (SOFR + 1.43%), 01/13/2026(f)	7,100,000	7,124,721
5.64% (SOFR + 1.30%), 07/13/2026(f)	1,400,000	1,410,275
5.22% (SOFR + 0.88%), 01/14/2027(f)	1,731,000	1,741,143
Wells Fargo & Co.
4.10%, 06/03/2026	3,400,000	3,397,923
5.11% (SOFR + 0.78%), 01/24/2028(f)	1,600,000	1,603,591
Wells Fargo Bank NA, 5.05% (SOFR + 0.71%), 01/15/2026(f)	4,900,000	4,905,169
		121,225,389
Health Care - 1.9%
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	1,300,000	1,294,741
3.20%, 06/15/2026	300,000	298,579
Cigna Group, 1.25%, 03/15/2026	550,000	542,466
Gilead Sciences, Inc., 3.65%, 03/01/2026	600,000	599,072
UnitedHealth Group, Inc.
5.15%, 10/15/2025	300,000	300,071
3.70%, 12/15/2025	400,000	399,603
3.10%, 03/15/2026	350,000	348,453
		3,782,985

	Par	Value
Industrials - 1.3%
Burlington Northern Santa Fe LLC, 7.00%, 12/15/2025	$215,000	$216,169
Caterpillar Financial Services Corp., 0.80%, 11/13/2025	1,800,000	1,792,318
John Deere Capital Corp.
0.70%, 01/15/2026	300,000	296,995
5.05%, 03/03/2026	300,000	301,312
		2,606,794
Materials - 0.5%
PPG Industries, Inc., 1.20%, 03/15/2026	1,000,000	986,411
Technology - 0.2%
International Business Machines Corp., 7.00%, 10/30/2025	150,000	150,316
Lam Research Corp., 3.75%, 03/15/2026	300,000	299,423
		449,739
Utilities - 1.5%
Georgia Power Co., 3.25%, 04/01/2026	300,000	298,591
Louisville Gas and Electric Co., 3.30%, 10/01/2025	150,000	150,000
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/2025	1,000,000	1,000,616
4.45%, 03/13/2026	300,000	300,172
PECO Energy Co., 3.15%, 10/15/2025	428,000	427,801
Public Service Electric and Gas Co., 0.95%, 03/15/2026	300,000	295,547
Southern California Edison Co., 1.20%, 02/01/2026	245,000	242,192
Virginia Electric and Power Co., 3.15%, 01/15/2026	300,000	299,057
		3,013,976
TOTAL CORPORATE BONDS (Cost $136,367,244)		136,605,229
U.S. TREASURY SECURITIES - 3.9%
United States Treasury Note/Bond
2.25%, 11/15/2025	1,220,000	1,217,464
4.50%, 11/15/2025	400,000	400,184
0.38%, 01/31/2026	1,700,000	1,679,904
2.63%, 01/31/2026	600,000	597,383
6.00%, 02/15/2026	1,900,000	1,913,054
0.75%, 04/30/2026	1,000,000	982,540
0.75%, 05/31/2026	1,000,000	980,005
TOTAL U.S. TREASURY SECURITIES (Cost $7,778,853)		7,770,534

The accompanying notes are an integral part of these financial statements.

2

PEMBERWICK FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Federal Home Loan Mortgage Corp.
Series 2091, Class PG, 6.00%, 11/15/2028	$45,787	$46,622
Series 2097, Class PZ, 6.00%, 11/15/2028	29,138	29,646
Series 2526, Class FI, 5.49% (30 day avg SOFR US + 1.11%), 02/15/2032(f)	11,727	11,812
Series 2682, Class LD, 4.50%, 10/15/2033	13,411	13,509
Series 2759, Class TC, 4.50%, 03/15/2034	78,436	78,171
Series 2933, Class HD, 5.50%, 02/15/2035	1,285	1,318
Series 3775, Class EM, 3.50%, 11/15/2025	149	148
Series 3786, Class NA, 4.50%, 07/15/2040	5,607	5,631
Series 3970, Class HB, 3.00%, 12/15/2026	20,713	20,543
Series 4002, Class LB, 2.00%, 09/15/2041	31,173	30,060
Series 4020, Class PA, 2.75%, 03/15/2027	1,535	1,524
Series 4171, Class NG, 2.00%, 06/15/2042	54,923	50,800
Series 4203, Class DM, 3.00%, 04/15/2033	20,778	20,422
Series 4266, Class BG, 2.50%, 04/15/2026	2,569	2,553
Series 4309, Class JD, 2.00%, 10/15/2043	8,280	7,777
Series 4311, Class TD, 2.50%, 02/15/2029	15,235	15,055
Series 4363, Class EJ, 4.00%, 05/15/2033	25,689	25,585
Series 4453, Class DA, 3.50%, 11/15/2033	5,569	5,549
Series 4472, Class MA, 3.00%, 05/15/2045	224,065	213,192
Series 4716, Class PA, 3.00%, 07/15/2044	32,753	32,304
Series 4949, Class PM, 2.50%, 02/25/2050	128,290	111,813
Federal National Mortgage Association
Series 2002-56, Class PE, 6.00%, 09/25/2032	33,276	34,524
Series 2003-127, Class EG, 6.00%, 12/25/2033	41,559	43,093
Series 2005-48, Class AU, 5.50%, 06/25/2035	14,343	14,694
Series 2005-64, Class PL, 5.50%, 07/25/2035	3,687	3,782
Series 2005-68, Class PG, 5.50%, 08/25/2035	4,167	4,267

	Par	Value
Series 2005-83, Class LA, 5.50%, 10/25/2035	$1,784	$1,835
Series 2007-27, Class MQ, 5.50%, 04/25/2027	347	347
Series 2010-123, Class BP, 4.50%, 11/25/2040	43,896	44,169
Series 2011-110, Class CY, 3.50%, 11/25/2026	19,479	19,276
Series 2011-146, Class LX, 3.50%, 10/25/2040	33,192	33,039
Series 2012-102, Class HA, 2.00%, 02/25/2042	34,485	32,672
Series 2012-134, Class VP, 3.00%, 10/25/2042	4,813	4,792
Series 2012-139, Class JA, 3.50%, 12/25/2042	132,547	126,637
Series 2012-148, Class BQ, 1.25%, 01/25/2028	10,166	9,969
Series 2012-38, Class PA, 2.00%, 09/25/2041	13,798	13,127
Series 2012-66, Class HE, 1.50%, 06/25/2027	1,067	1,054
Series 2012-90, Class DA, 1.50%, 03/25/2042	16,312	15,137
Series 2013-124, Class BD, 2.50%, 12/25/2028	676	670
Series 2013-14, Class QD, 1.50%, 03/25/2043	22,630	19,653
Series 2013-18, Class PA, 2.00%, 11/25/2041	44,823	43,031
Series 2013-6, Class LD, 2.00%, 02/25/2043	25,717	22,958
Series 2013-72, Class HG, 3.00%, 04/25/2033	58,272	57,092
Series 2014-8, Class DA, 4.00%, 03/25/2029	1,714	1,708
Series 2016-105, Class PA, 3.50%, 04/25/2045	108,561	106,557
Series 2016-60, Class Q, 1.75%, 09/25/2046	45,804	42,418
Series 2016-8, Class PC, 2.50%, 10/25/2044	113,128	108,727
Series 2017-77, Class BA, 2.00%, 10/25/2047	44,518	41,009
Series 2019-33, Class N, 3.00%, 03/25/2048	261,408	248,513
Government National Mortgage Association
Series 2007-11, Class PE, 5.50%, 03/20/2037	17,976	18,144
Series 2010-112, Class NG, 2.25%, 09/16/2040	39,813	37,058
Series 2012-106, Class MA, 2.00%, 11/20/2041	51,729	48,701
Series 2012-48, Class MA, 2.50%, 04/16/2042	32,377	30,149

The accompanying notes are an integral part of these financial statements.

3

PEMBERWICK FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2013-56, Class AP, 2.00%, 11/16/2041	$45,970	$42,985
Series 2013-64, Class LP, 1.50%, 08/20/2041	68,418	64,157
Series 2013-88, Class WA, 4.73%, 06/20/2030(c)	118	118
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,144,275)		2,060,096
U.S. Government Agency Obligations - 0.8%
Federal Home Loan Mortgage Corp.
Pool C91251, 4.50%, 06/01/2029	1,402	1,407
Pool C91281, 4.50%, 12/01/2029	3,450	3,476
Pool C91295, 4.50%, 04/01/2030	1,887	1,896
Pool J14494, 4.00%, 02/01/2026	313	312
Pool J15974, 4.00%, 06/01/2026	195	194
Pool J17508, 3.00%, 12/01/2026	4,316	4,285
Pool ZT1361, 3.00%, 05/01/2047	174,961	158,518
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	9,836	9,644
Federal National Mortgage Association
Pool 256045, 5.00%, 12/01/2025	48	48
Pool 257204, 5.50%, 05/01/2028	1,565	1,581
Pool AC3237, 5.00%, 10/01/2039	14,403	14,760
Pool AD0249, 5.50%, 04/01/2037	5,644	5,792
Pool BL5531, 2.33%, 01/01/2027	592,405	581,367
Pool BP3785, 2.00%, 03/01/2036	253,706	233,967
Pool BP6567, 3.00%, 08/01/2040	119,249	111,251
Pool FM2014, 3.00%, 11/01/2049	182,257	164,113
Pool FM5719, 3.00%, 06/01/2046	257,461	236,845
Pool MA0142, 4.00%, 08/01/2029	2,182	2,171
Pool MA0919, 3.50%, 12/01/2031	123,559	121,540
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,772,394)		1,653,167
SHORT-TERM INVESTMENTS - 24.7%
U.S. Treasury Bills - 13.3%
4.11%, 10/02/2025(d)	2,000,000	1,999,777
4.19%, 10/30/2025(d)	2,000,000	1,993,485
4.24%, 11/28/2025(d)	2,000,000	1,987,129
4.19%, 12/18/2025(d)	2,000,000	1,983,289
4.19%, 12/26/2025(d)	2,000,000	1,981,619
4.18%, 01/08/2026(d)	2,000,000	1,979,221
4.21%, 01/15/2026(d)	2,000,000	1,977,746
4.08%, 01/22/2026(d)	2,000,000	1,976,213

	Par	Value
4.04%, 01/29/2026(d)	$2,000,000	$1,974,823
4.01%, 02/12/2026(d)	1,500,000	1,479,226
3.92%, 02/26/2026(d)	2,000,000	1,969,302
3.82%, 03/05/2026(d)	3,500,000	3,443,776
3.80%, 03/12/2026(d)	1,600,000	1,573,120
		26,318,726
	Shares
Money Market Funds - 11.4%
First American Government Obligations Fund - Class X, 4.05%(e)	22,675,217	22,675,217
TOTAL SHORT-TERM INVESTMENTS (Cost $48,982,228)		48,993,943
TOTAL INVESTMENTS - 99.4% (Cost $197,044,994)		$197,082,969
Other Assets in Excess of Liabilities - 0.6%		1,128,967
TOTAL NET ASSETS - 100.0%		$198,211,936

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $6,315,151 or 3.2% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)	The rate shown is the annualized yield as of September 30, 2025.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	Variable or Floating Rate Security. The rate shown represents the rate as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

Pemberwick Fund
Statement of Assets and Liabilities
September 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$197,082,969
Interest receivable	1,248,360
Dividends receivable	69,406
Receivable for fund shares sold	3,091
Prepaid expenses and other assets	9,934
Total assets	198,413,760
LIABILITIES:
Payables:
Administration and accounting fees	70,007
Distributions to shareholders	43,307
Advisor	24,700
Transfer agent fees and expenses	12,986
Fund shares redeemed	12,710
Custody fees	9,879
Compliance fees	3,866
Other accrued expenses	24,369
Total liabilities	201,824
NET ASSETS	$198,211,936
NET ASSETS CONSISTS OF:
Capital stock	$200,206,824
Total accumulated loss	(1,994,888)
Total net assets	$198,211,936
Net assets	$198,211,936
Shares issued and outstanding(a)	19,869,904
Net asset value per share	$9.98
COST:
Investments, at cost	$197,044,994

(a)	Unlimited shares authorized, $0.01 par value.
The accompanying notes are an integral part of these financial statements.

5

Pemberwick Fund
Statement of Operations
For the Period Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$718,198
Interest income	3,946,487
Total investment income	4,664,685
EXPENSES:
Investment advisory fees (Note 4)	259,277
Fund administration and accounting fees (Note 4)	133,190
Transfer agent fees	31,573
Legal fees	16,925
Trustees’ fees	16,013
Audit fees	10,980
Custodian fees	10,159
Compliance fees	7,869
Federal and state registration fees	5,120
Reports to shareholders	2,105
Other expenses and fees	7,778
Total expenses before waiver from advisor	500,989
Voluntary expense waiver from advisor (Note 4)	(103,711)
Net expenses	397,278
NET INVESTMENT INCOME	4,267,407
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	23,698
Net realized gain	23,698
Net change in unrealized appreciation on:
Investments	277,533
Net change in unrealized appreciation	277,533
Net realized and unrealized gain	301,231
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,568,638

The accompanying notes are an integral part of these financial statements.

6

Pemberwick Fund
Statements of Changes in Net Assets

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income	$4,267,407	$10,711,785
Net realized gain	23,698	114,187
Net change in unrealized appreciation	277,533	462,291
Net increase in net assets from operations	4,568,638	11,288,263
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,270,909)	(10,721,758)
Total distributions to shareholders	(4,270,909)	(10,721,758)
CAPITAL TRANSACTIONS:
Shares sold	23,640,707	89,836,289
Shares issued in reinvestment of distributions	4,335,995	10,761,423
Shares redeemed	(42,706,479)	(128,254,605)
Net decrease in net assets from capital transactions	(14,729,777)	(27,656,893)
NET decrease IN NET ASSETS	(14,432,048)	(27,090,388)
NET ASSETS:
Beginning of the period	212,643,984	239,734,372
End of the period	$198,211,936	$212,643,984
SHARES TRANSACTIONS
Shares sold	2,372,406	9,028,114
Shares issued in reinvestment of distributions	435,199	1,081,684
Shares redeemed	(4,285,628)	(12,889,122)
Total decrease in shares outstanding	(1,478,023)	(2,779,324)

The accompanying notes are an integral part of these financial statements.

7

Pemberwick Fund
Financial Highlights

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.96	$9.94	$9.86	$9.93	$10.05	$9.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.47	0.50	0.27	0.04	0.09
Net realized and unrealized gain (loss) on investments	0.02	0.10	0.16	0.00(b)	(0.11)	0.35
Total from investment operations	0.23	0.57	0.66	0.27	(0.07)	0.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.55)	(0.58)	(0.34)	(0.05)	(0.09)
Total distributions	(0.21)	(0.55)	(0.58)	(0.34)	(0.05)	(0.09)
Net asset value, end of period	$9.98	$9.96	$9.94	$9.86	$9.93	$10.05
TOTAL RETURN(c)	2.29%	5.03%	5.97%	2.08%	(0.73)%	4.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$198,212	$212,644	$239,734	$284,713	$293,295	$282,409
Ratio of expenses to average net assets:
Before expense reimbursement(d)(e)	0.48%	0.47%	0.45%	0.43%	0.42%	0.41%
After expense reimbursement (d)(e)	0.38%	0.37%	0.35%	0.33%	0.32%	0.31%
Ratio of net investment income to average net assets(d)(e)	4.11%	4.74%	5.01%	2.75%	0.45%	0.87%
Portfolio turnover rate(c)	44%	54%	50%	55%	43%	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily waived in the amount of 0.10%. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 4).
The accompanying notes are an integral part of these financial statements.

8

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
NOTE 1 – ORGANIZATION
The Pemberwick Fund (the “Pemberwick Fund” or the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. Pemberwick Investment Advisors, LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. The investment objective of the Fund is to seek maximum current income that is consistent with liquidity and stability of principal.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended September 30, 2025, the Fund did not incur any interest or penalties.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method. Gains and losses from paydowns on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

9

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of September 30, 2025 and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional adjustments or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer

10

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$136,605,229	$—	$136,605,229
U.S. Treasury Obligations	—	7,770,534	—	7,770,534
Collateralized Mortgage Obligations	—	2,060,096	—	2,060,096
U.S. Government Agency Obligations	—	1,653,167	—	1,653,167
Short-Term Investments	22,675,217	26,318,726	—	48,993,943
Total Investments in Securities	$22,675,217	$174,407,752	$—	$197,082,969

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended September 30, 2025, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.25% from the Fund based upon the average daily net assets of the Fund. For the period ended September 30, 2025, the Fund incurred $259,277 in advisory fees. Advisory fees payable at September 30, 2025 for the Fund were $24,700. The Advisor has hired J.P. Morgan Investment Management Inc. as a sub-advisor to manage the U.S. Treasuries and agency debt portion of the Fund. The Advisor pays the Sub-Advisor fee for the Pemberwick Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor voluntarily waives 10 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. For the period ended September 30, 2025, the Advisor voluntarily waived fees in the amount of $103,711. The fees waived by the Advisor are not subject to recoupment.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an

11

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
affiliate of Fund Services, serves as the Fund’s custodian. For the period ended September 30, 2025, the Fund incurred the following expenses for administration, fund accounting, transfer agency, compliance and custody fees:

Administration and Fund Accounting	$133,190
Custody	$10,159
Transfer agency	$31,573
Compliance	$7,869

At September 30, 2025, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$70,007
Custody	$9,879
Transfer agency	$12,986
Compliance	$3,866

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the period ended September 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:
Purchases

U.S. Government Obligations	$6,280,108
Other	$65,658,732

Sales

U.S. Government Obligations	$17,430,805
Other	$49,664,665

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of March 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$211,832,515
Gross unrealized appreciation	188,203
Gross unrealized depreciation	(427,761)
Net unrealized depreciation	(239,558)
Undistributed ordinary income	113,439
Undistributed long-term capital gain	—
Total distributable earnings	113,439
Capital loss carry-forwards	(2,053,533)
Other accumulated gains/(losses)	(112,965)
Total accumulated earnings/(losses)	$(2,292,617)

As of March 31, 2025, the Fund had short-term capital losses in the amount of $756,628 and long-term capital losses in the amount of $1,296,905, with no expiration to offset future capital gains. During the period ended March 31, 2025, the Fund utilized short-term and long-term capital loss carryover in the amounts of $2,313 and $59,743, respectively, to reduce taxable income.

12

PEMBERWICK FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The tax character of distributions paid during the year ended March 31, 2025, and the year ended March 31, 2024 was as follows:

	Year Ended March 31,
	2025	2024
Ordinary Income	$10,721,758	$12,515,109

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2025.
NOTE 7 – GUARANTEES AND INDEMNIFICATION
In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no individual shareholder has a position which exceeds 25% of the voting securities of the Fund, there are numerous shareholders who are affiliated with the Advisor. As of September 30, 2025, investors who are affiliated with the Advisor, when aggregated, owned 100% of the voting securities of the Fund.
NOTE 9 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Pemberwick’s CFO. Pemberwick's CFO serves as the chief operating decisions maker, using the information presorted in the financial statements and financial highlights.

13

PEMBERWICK FUND
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

14

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	December 2, 2025

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	December 2, 2025

* Print the name and title of each signing officer under his or her signature.